Expense Example, No Redemption - Calamos Russell 2000 Structured Alt Protection ETF - October - Calamos Russell 2000 Structured Alt Protection ETF - October	Sep. 30, 2024 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 70
Expense Example, No Redemption, 3 Years	$ 221